Tax Matters - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Unremitted earnings of international subsidiaries		$ 29,000
Unrecognized tax benefits excluding associated interest		4,200	$ 5,100
Deferred tax assets associated with unrecognized tax benefits		1,200	1,100
Unrecognized tax benefits, interest on income taxes expense		564	(103)	$ (208)
Unrecognized tax benefits, interest on income taxes accrued		485	1,100
Unrecognized accrued interest decrease as a result of cash payments		13	16
Effective Income Tax Rate Reconciliation, Tax Settlement, Amount	$ (1,400)
Decrease in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit		200
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Contingency [Line Items]
Deferred tax assets associated with unrecognized tax benefits		1,000	1,000
Deferred Tax Liabilities, Net, Noncurrent [Member]
Income Tax Contingency [Line Items]
Deferred tax assets associated with unrecognized tax benefits		109	128
Income Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued		20	6
Other Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued		$ 465	$ 1,100